Schedule of investments
Delaware Small Cap Core Fund	August 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.13%
Basic Materials — 7.16%
Balchem	235,899	$ 33,124,938
Boise Cascade	1,433,553	82,931,041
Coeur Mining †	1,405,299	9,907,358
Ferro †	751,845	15,638,376
Kaiser Aluminum	586,120	74,003,511
Minerals Technologies	1,195,103	93,982,900
Neenah	898,212	45,260,903
Quaker Chemical	236,051	61,165,535
Summit Materials Class A †	1,549,741	52,179,779
Worthington Industries	1,169,737	67,786,259
		535,980,600
Business Services — 4.27%
ABM Industries	1,141,056	56,505,093
ASGN †	775,442	86,996,838
BrightView Holdings †	2,312,593	35,452,051
Casella Waste Systems Class A †	460,084	34,041,615
US Ecology †	925,872	33,192,511
WillScot Mobile Mini Holdings †	2,488,209	73,650,986
		319,839,094
Capital Goods — 10.81%
Ameresco Class A †	956,782	66,161,475
Applied Industrial Technologies	663,509	58,926,234
Barnes Group	510,970	24,357,940
Columbus McKinnon	1,109,404	51,088,054
ESCO Technologies	295,468	26,627,576
Federal Signal	1,550,179	62,983,773
Kadant	330,249	69,061,671
KBR	1,398,299	54,449,763
MasTec †	353,553	32,328,886
MYR Group †	969,457	100,833,223
Rexnord	1,321,256	80,279,515
Tetra Tech	540,858	77,797,015
WESCO International †	891,947	104,375,638
		809,270,763
Communications Services — 0.29%
ATN International	471,747	21,506,946
		21,506,946
Consumer Discretionary — 6.32%
American Eagle Outfitters	3,340,453	101,950,626
NQ-480 [8/21] 10/21 (1868515)    1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
BJ's Wholesale Club Holdings †	1,529,119	$ 86,639,882
Children's Place †	319,201	27,719,415
Dick's Sporting Goods	157,868	22,229,393
Hibbett	466,894	44,677,087
Malibu Boats Class A †	915,106	65,521,590
Sonic Automotive Class A	381,224	19,267,061
Steven Madden	1,868,058	75,600,307
YETI Holdings †	298,571	29,660,043
		473,265,404
Consumer Services — 4.23%
Allegiant Travel †	305,996	58,885,870
Brinker International †	1,119,142	59,616,694
Chuy's Holdings †	711,806	22,962,862
Jack in the Box	569,543	60,348,776
Texas Roadhouse	838,703	79,676,785
Wendy's	1,540,027	35,451,422
		316,942,409
Consumer Staples — 2.65%
Helen of Troy †	215,162	51,464,599
J & J Snack Foods	410,699	67,256,068
Prestige Consumer Healthcare †	1,391,825	79,876,837
		198,597,504
Credit Cyclicals — 2.64%
Dana	2,033,472	47,298,559
KB Home	1,427,120	61,408,974
La-Z-Boy	808,632	28,310,206
Taylor Morrison Home †	2,151,859	60,445,719
		197,463,458
Energy — 1.75%
Earthstone Energy Class A †	899,583	7,439,551
Patterson-UTI Energy	3,756,401	29,149,672
PDC Energy	2,263,706	94,509,726
		131,098,949
Financials — 15.15%
American Equity Investment Life Holding	1,067,773	33,837,726
Bryn Mawr Bank	518,578	21,157,982
City Holding	450,769	35,114,905
Enterprise Financial Services	571,452	25,663,909
Essent Group	1,252,194	58,953,294
2    NQ-480 [8/21] 10/21 (1868515)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
First Bancorp	919,135	$ 38,383,078
First Financial Bancorp	1,812,094	42,602,330
First Foundation	877,571	21,088,031
First Interstate BancSystem Class A	1,016,501	44,787,034
Great Western Bancorp	1,095,807	33,926,185
Hamilton Lane Class A	516,277	44,435,961
Independent Bank	598,164	45,879,179
Independent Bank Group	677,630	47,725,481
Kemper	254,659	17,469,607
Lakeland Financial	143,210	9,510,576
NMI Holdings Class A †	1,818,988	41,054,559
Old National Bancorp	3,468,541	57,785,893
Pacific Premier Bancorp	1,484,865	59,335,205
RLI	281,886	30,790,408
Selective Insurance Group	722,802	60,404,563
South State	744,602	51,064,805
Stifel Financial	973,694	67,282,256
Umpqua Holdings	2,339,309	45,546,346
United Community Banks	1,702,715	51,370,912
Valley National Bancorp	3,879,336	50,586,542
WesBanco	1,287,949	43,790,266
WSFS Financial	1,203,796	54,664,376
		1,134,211,409
Healthcare — 19.01%
Agios Pharmaceuticals †	862,702	38,545,525
Amicus Therapeutics †	4,709,622	53,642,594
Apellis Pharmaceuticals †	619,533	40,796,248
AtriCure †	790,693	58,210,819
Biohaven Pharmaceutical Holding †	384,454	50,455,743
Blueprint Medicines †	823,707	76,827,152
CONMED	582,558	76,513,168
CryoLife †	1,754,956	46,050,045
Halozyme Therapeutics †	1,674,097	70,295,333
Insmed †	1,912,172	53,617,303
Inspire Medical Systems †	227,866	50,941,723
Intercept Pharmaceuticals †	457,304	6,818,403
Ligand Pharmaceuticals †	465,801	61,625,472
Merit Medical Systems †	1,150,458	82,568,371
Natera †	372,742	44,143,835
NeoGenomics †	947,509	46,067,888
NuVasive †	952,436	59,184,373
NQ-480 [8/21] 10/21 (1868515)    3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Omnicell †	452,134	$ 70,202,846
PTC Therapeutics †	944,858	41,243,052
Shockwave Medical †	466,753	99,983,160
Supernus Pharmaceuticals †	1,621,348	44,635,710
Tabula Rasa HealthCare †	1,076,649	33,709,880
TransMedics Group †	1,305,638	42,668,250
Travere Therapeutics †	3,179,741	69,413,746
Ultragenyx Pharmaceutical †	636,661	61,304,088
Vanda Pharmaceuticals †	2,598,329	43,496,027
		1,422,960,754
Information Technology — 14.42%
Bandwidth Class A †	135,715	13,965,073
Blackline †	228,358	24,913,858
Box Class A †	749,179	19,313,835
Brooks Automation	578,038	49,110,108
ExlService Holdings †	793,592	97,722,919
Ichor Holdings †	372,267	16,495,151
II-VI †	889,607	56,027,449
J2 Global †	646,220	88,984,494
MACOM Technology Solutions Holdings †	301,212	18,286,580
MaxLinear †	1,505,658	78,640,517
Mimecast †	674,306	47,073,302
NETGEAR †	755,953	27,010,201
Plantronics †	180,466	5,374,277
Q2 Holdings †	655,773	57,767,043
Rapid7 †	987,637	120,017,648
Semtech †	812,017	56,776,229
Silicon Laboratories †	385,819	60,812,791
Sprout Social Class A †	349,073	42,447,277
Upwork †	470,032	21,015,131
Varonis Systems †	919,291	63,440,272
WNS Holdings ADR †	829,320	68,783,801
Yelp †	1,173,314	45,184,322
		1,079,162,278
Media — 0.69%
Cinemark Holdings †	1,196,946	21,341,547
Nexstar Media Group Class A	203,186	30,427,104
		51,768,651
Real Estate Investment Trusts — 5.72%
American Assets Trust	1,131,321	45,049,202
4    NQ-480 [8/21] 10/21 (1868515)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Armada Hoffler Properties	2,400,996	$ 32,245,376
DiamondRock Hospitality †	3,278,007	29,633,183
EastGroup Properties	344,362	62,074,694
Kite Realty Group Trust	2,178,543	44,137,281
Lexington Realty Trust	3,076,437	41,624,193
National Storage Affiliates Trust	859,053	49,180,784
Pebblebrook Hotel Trust	1,579,916	34,805,550
Physicians Realty Trust	2,994,372	55,425,826
RPT Realty	2,635,458	34,102,827
		428,278,916
Transportation — 1.45%
Hub Group Class A †	909,693	63,860,449
Werner Enterprises	948,222	44,718,149
		108,578,598
Utilities — 2.57%
Black Hills	585,506	41,178,637
NorthWestern	797,929	50,748,284
South Jersey Industries	1,977,091	49,051,628
Spire	771,645	51,468,722
		192,447,271
Total Common Stocks (cost $5,223,734,737)		7,421,373,004

Short-Term Investments — 1.25%
Money Market Mutual Funds — 1.25%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	23,431,548	23,431,548
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	23,431,548	23,431,548
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	23,431,548	23,431,548
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	23,431,547	23,431,547
Total Short-Term Investments (cost $93,726,191)		93,726,191
Total Value of Securities—100.38% (cost $5,317,460,928)		7,515,099,195

Liabilities Net of Receivables and Other Assets—(0.38%)		(28,462,691)
Net Assets Applicable to 231,730,409 Shares Outstanding—100.00%		$7,486,636,504
†	Non-income producing security.
NQ-480 [8/21] 10/21 (1868515)    5

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
6    NQ-480 [8/21] 10/21 (1868515)